Income Taxes - Summary of Composition of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 57,268	$ 72,644
Allowance for credit expected losses	5,396	5,528
Provisions and other assets	35,893	27,329
Property and equipment	1,659	1,301
Intangible assets	(4,419)	(3,959)
Others	6,138	4,560
Total net deferred tax assets before valuation allowance	101,935	107,403
Less: Valuation allowance	(46,268)	(44,774)	$ (54,220)	$ (23,999)
Total net deferred tax assets after valuation allowance	$ 55,667	$ 62,629